Expense Example - Class ACIS - DWS Managed Municipal Bond Fund	Oct. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 350
3 Years	511
5 Years	686
10 Years	1,191
Class C
Expense Example:
1 Year	256
3 Years	488
5 Years	843
10 Years	1,631
INST Class
Expense Example:
1 Year	54
3 Years	172
5 Years	301
10 Years	676
Class S
Expense Example:
1 Year	54
3 Years	187
5 Years	332
10 Years	$ 755